Note 16 - Stock-Based Compensation (Detail) - Summary of Ordinary Shares Reserved For Future Issuance	Dec. 31, 2012
Outstanding Stock Options [Member]
Ordinary Shares Reserved	261,321,450
Outstanding RSU's [Member]
Ordinary Shares Reserved	32,838,550
Shares Reserved for Future Stock Option Grants [Member]
Ordinary Shares Reserved	71,162,300
Shares Reserved for Employee Stock Purchase Plan [Member]
Ordinary Shares Reserved	21,665,950
Shares Reserved For Awards [Member]
Ordinary Shares Reserved	95,756,450
Total Ordinary Shares Reserved [Member]
Ordinary Shares Reserved	482,744,700